Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2013
Components of Other Operating (Income) Expense, Net

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2011	2012	2013
GSN remeasurement gain*[1]	(26,991)	—	—
Sony Ericsson remeasurement gain*[1]	—	(102,331)	—
Gain on sale and remeasurement of M3 shares*[2]	—	—	(122,160)
Gain on sale of the U.S. headquarters building*[3]	—	—	(65,516)
Gain on sale of Sony City Osaki*[3]	—	—	(42,322)
(Gain) loss on sale of interests in subsidiaries and affiliates, net*[1,4]	(4,465)	(2,882)	(10,399)
(Gain) loss on sale, disposal or impairment of assets, net*[4,5]	18,006	45,619	5,178

	(13,450)	(59,594)	(235,219)

*1	Refer to Note 24.

*2	Refer to Note 5.

*3	Refer to Note 8.

*4	Refer to Note 25.

*5	Refer to Notes 13, 18 and 19.